UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic Real
Return Fund

December 31, 2014

1.825846.109

RRS-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.9%
		Principal Amount (d)	Value
Convertible Bonds - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.0%
RWT Holdings, Inc. 5.625% 11/15/19 (e)		$ 450,000	$ 455,063
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	703,500
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		220,000	218,213
RAIT Financial Trust 4% 10/1/33		895,000	802,703
Redwood Trust, Inc. 4.625% 4/15/18		350,000	344,313
Spirit Realty Capital, Inc. 3.75% 5/15/21		100,000	97,438
Starwood Property Trust, Inc. 3.75% 10/15/17		120,000	121,800
Starwood Waypoint Residential 4.5% 10/15/17 (e)		70,000	72,800
			2,360,767
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 7.95% 5/1/15 (c)(e)		360,000	0
Thrifts & Mortgage Finance - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (e)		990,000	939,263
TOTAL FINANCIALS			3,755,093
Nonconvertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (e)		250,000	245,000
Times Square Hotel Trust 8.528% 8/1/26 (e)		545,148	704,131
			949,131
Household Durables - 0.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (e)		200,000	190,500
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)		180,000	187,200
D.R. Horton, Inc. 6.5% 4/15/16		189,000	199,395
KB Home:
8% 3/15/20		140,000	153,300
9.1% 9/15/17		205,000	229,600
Lennar Corp.:
4.125% 12/1/18		260,000	257,400
5.6% 5/31/15		284,000	288,260
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M/I Homes, Inc. 8.625% 11/15/18		$ 1,181,000	$ 1,228,240
Meritage Homes Corp. 7% 4/1/22		470,000	498,200
Ryland Group, Inc. 8.4% 5/15/17		129,000	144,480
Standard Pacific Corp.:
5.875% 11/15/24		120,000	120,000
8.375% 5/15/18		1,403,000	1,585,390
10.75% 9/15/16		176,000	199,320
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	301,700
			5,582,985
TOTAL CONSUMER DISCRETIONARY			6,532,116
FINANCIALS - 1.0%
Real Estate Investment Trusts - 0.7%
Camden Property Trust 5% 6/15/15		265,000	269,615
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	223,982
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		95,000	96,188
DDR Corp.:
7.5% 7/15/18		563,000	658,081
9.625% 3/15/16		526,000	577,525
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	305,625
Equity One, Inc.:
5.375% 10/15/15		95,000	97,949
6% 9/15/16		189,000	202,975
6.25% 1/15/17		189,000	204,603
Health Care Property Investors, Inc.:
6% 3/1/15		284,000	286,389
6.3% 9/15/16		900,000	974,390
7.072% 6/8/15		95,000	97,501
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		177,000	173,731
6.5% 1/17/17		119,000	129,956
Hospitality Properties Trust:
5.625% 3/15/17		292,000	312,766
6.7% 1/15/18		189,000	208,834
iStar Financial, Inc.:
6.05% 4/15/15		618,000	624,180
7.125% 2/15/18		265,000	278,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.: - continued
9% 6/1/17		$ 395,000	$ 431,538
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	507,833
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	180,625
National Retail Properties, Inc. 6.875% 10/15/17		379,000	427,212
Omega Healthcare Investors, Inc. 7.5% 2/15/20		189,000	197,505
Potlatch Corp. 7.5% 11/1/19		189,000	216,405
Prologis LP 7.625% 7/1/17		297,000	331,059
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	225,783
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	118,734
4.75% 5/1/24		163,000	167,257
6.75% 4/15/20		134,000	151,419
United Dominion Realty Trust, Inc.:
5.25% 1/15/15		95,000	95,117
5.25% 1/15/16		189,000	196,590
			8,969,617
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 6% 4/1/16		189,000	199,408
CBRE Group, Inc.:
5% 3/15/23		270,000	275,913
5.25% 3/15/25		90,000	91,800
Excel Trust LP 4.625% 5/15/24		96,000	99,622
First Industrial LP 5.75% 1/15/16		189,000	196,865
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (e)		570,000	555,750
Howard Hughes Corp. 6.875% 10/1/21 (e)		345,000	357,075
Kennedy-Wilson, Inc. 5.875% 4/1/24		110,000	110,275
Mid-America Apartments LP 6.05% 9/1/16		284,000	305,586
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (e)		190,000	188,100
Regency Centers LP 5.875% 6/15/17		114,000	125,402
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	149,218
			2,655,014
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (e)		$ 220,000	$ 227,150
Ocwen Financial Corp. 6.625% 5/15/19 (e)		280,000	256,200
Wrightwood Capital LLC 1.9% 4/20/20 (c)		101,960	585,248
			1,068,598
TOTAL FINANCIALS			12,693,229
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		60,000	62,400
7.75% 2/15/19		195,000	203,190
			265,590
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		120,000	124,800
TOTAL HEALTH CARE			390,390
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	169,950
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	393,769
TOTAL NONCONVERTIBLE BONDS			20,179,454
TOTAL CORPORATE BONDS (Cost $22,710,807)			23,934,547
U.S. Treasury Inflation-Protected Obligations - 28.0%

U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		4,750,512	4,490,137
U.S. Treasury Inflation-Protected Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
0.75% 2/15/42		$ 8,301,083	$ 8,107,217
1.375% 2/15/44		7,131,390	8,130,855
1.75% 1/15/28		6,659,565	7,560,245
2% 1/15/26		11,613,389	13,339,731
2.125% 2/15/40		3,173,624	4,131,505
2.125% 2/15/41		4,290,219	5,635,623
2.375% 1/15/25		11,713,113	13,806,251
2.375% 1/15/27		9,755,688	11,705,818
2.5% 1/15/29		5,682,011	7,074,902
3.625% 4/15/28		5,243,660	7,231,106
3.875% 4/15/29		5,996,734	8,609,308
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		10,656,663	10,627,585
0.125% 4/15/17		16,255,348	16,275,011
0.125% 4/15/18		10,528,185	10,496,102
0.125% 4/15/19		3,039,870	3,010,779
0.125% 1/15/22		19,774,216	19,281,514
0.125% 7/15/22		16,055,064	15,678,253
0.125% 1/15/23		13,063,728	12,662,598
0.125% 7/15/24		14,599,270	14,093,409
0.375% 7/15/23		11,835,016	11,727,752
0.625% 7/15/21		12,610,970	12,798,277
0.625% 1/15/24		5,342,295	5,387,670
1.125% 1/15/21		20,704,005	21,557,208
1.25% 7/15/20		16,866,450	17,736,106
1.375% 7/15/18		5,437,034	5,698,309
1.375% 1/15/20		9,209,856	9,681,218
1.625% 1/15/18		8,593,060	9,001,275
1.875% 7/15/19		3,508,360	3,773,857
2% 1/15/16		7,040,049	7,147,071
2.125% 1/15/19		1,747,290	1,881,290
2.375% 1/15/17		12,486,009	13,107,416
2.5% 7/15/16		13,792,019	14,382,631
2.625% 7/15/17		13,200,749	14,161,490
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $350,106,217)			349,989,519
Asset-Backed Securities - 0.7%
		Principal Amount (d)	Value
American Homes 4 Rent Series 2014-SFR3 Class E, 6.418% 12/17/36 (e)		$ 315,000	$ 320,212
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		889,889	918,455
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	267,951
Series 2002-2 Class M2, 9.163% 3/1/33 (f)		474,000	403,696
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (e)		462,183	447,393
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		289,353	282,717
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6006% 11/28/39 (e)(f)		959,580	96
Invitation Homes Trust Series 2014-SFR3:
Class E, 4.653% 12/17/31 (e)(f)		160,000	161,402
Class F, 5.153% 12/17/31 (e)(f)		100,000	101,083
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		714,258	349,383
Merit Securities Corp. Series 13 Class M1, 7.8497% 12/28/33 (f)		1,900,000	2,011,851
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		45,672	26,347
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.7072% 1/17/20 (e)(f)		149,000	149,659
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8824% 2/5/36 (e)(f)		321,591	32
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7546% 9/25/26 (e)(f)		568,000	547,382
Series 2006-1A Class H, 1.9046% 9/25/26 (e)(f)		576,904	569,692
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5511% 11/21/40 (e)(f)		1,268,827	1,246,623
Class F, 2.1811% 11/21/40 (e)(f)		1,500,000	1,054,050
TOTAL ASSET-BACKED SECURITIES (Cost $9,296,120)			8,858,024
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.8487% 1/25/19 (e)(f)		14,471	9,215
Class B4, 4.8487% 1/25/19 (e)(f)		28,942	13,460
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5358% 12/25/46 (e)(f)		$ 189,000	$ 209,168
Series 2010-K7 Class B, 5.6181% 4/25/20 (e)(f)		95,000	105,794
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		31,179	32,333
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $313,715)			369,970
Commercial Mortgage Securities - 1.6%

Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.4686% 11/10/42 (f)		275,000	274,925
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6019% 3/11/39 (f)		568,000	584,671
BLCP Hotel Trust Series 2014-CLMZ Class M, 5.8885% 8/15/29 (e)(f)		1,000,000	993,413
Carefree Portfolio Trust floater Series 2014-CARE Class E, 4.153% 11/15/19 (e)(f)		150,000	149,005
CGBAM Commercial Mortgage Trust floater Series 2014-HD Class E, 3.1608% 2/15/31 (e)(f)		231,000	228,690
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		379,000	403,828
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2764% 9/10/46 (e)(f)		250,000	247,127
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	1,350,104
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	287,818
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	186,631
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	177,358
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	86,835
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	294,686
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	1,253,129
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (e)		250,000	199,399
Series 2013-CR10 Class D, 4.958% 8/10/46 (e)(f)		200,000	192,921
Series 2013-CR12 Class D, 5.2549% 10/10/46 (e)(f)		250,000	245,882
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.4566% 5/10/43 (e)(f)		200,000	204,605
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (e)		122,718	126,888
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7304% 11/10/46 (e)(f)		$ 580,000	$ 628,380
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		4,008	4,004
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6622% 12/25/43 (f)(h)		1,156,048	152,532
Series K012 Class X3, 2.366% 1/25/41 (f)(h)		665,148	78,666
Series K013 Class X3, 2.8853% 1/25/43 (f)(h)		1,124,000	163,858
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (f)		132,730	142,445
Series 2000-C1 Class K, 7% 3/15/33		470	470
GS Mortgage Securities Trust:
Series 2012-GCJ7:
Class C, 5.9068% 5/10/45 (f)		500,000	560,620
Class D, 5.9068% 5/10/45 (e)(f)		500,000	526,379
Series 2012-GCJ9 Class D, 4.858% 11/10/45 (e)(f)		157,000	155,498
Series 2013-GC16 Class F, 3.5% 11/10/46 (e)		269,000	204,409
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.41% 7/15/29 (e)(f)		120,000	119,754
Series 2013-HLT Class EFX, 5.6086% 11/5/30 (e)(f)		200,000	204,922
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (e)(f)		641,000	769,860
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (e)		1,000,000	1,045,890
Series 2010-CNTR Class D, 6.3899% 8/5/32 (e)(f)		284,000	324,425
Series 2012-CBX Class G 4% 6/15/45 (e)		151,000	114,324
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-INN:
Class E, 3.761% 6/15/29 (e)(f)		319,000	314,880
Class F, 4.161% 6/15/29 (e)(f)		357,000	353,941
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 6.0491% 6/15/38 (f)		589,000	613,691
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.3917% 6/25/43 (e)(f)		365,500	369,488
Series 2014-2 Class E, 5.2652% 1/20/41 (e)(f)		192,000	156,811
Mach One Trust LLC Series 2004-1A Class H, 6.2369% 5/28/40 (e)(f)		120,000	121,200
Mezz Capital Commercial Mortgage Trust sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (e)		194	194
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.9277% 10/15/46 (e)(f)		250,000	244,067
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		$ 881,000	$ 937,425
Series 1997-RR Class F, 7.4325% 4/30/39 (e)(f)		38,624	38,721
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		385,285	374,164
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	807,134
Series 2011-C2:
Class D, 5.481% 6/15/44 (e)(f)		358,000	388,994
Class E, 5.481% 6/15/44 (e)(f)		454,000	478,634
Class F, 5.481% 6/15/44 (e)(f)		343,000	327,755
Class XB, 0.5336% 6/15/44 (e)(f)(h)		12,067,221	337,617
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		248,749	323,349
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		474,000	494,716
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7274% 5/10/45 (e)(f)		120,000	125,446
Wachovia Bank Commercial Mortgage Trust Series 2004-C12 Class D, 5.6122% 7/15/41 (f)		150,073	150,202
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3215% 3/15/45 (e)(f)		220,000	185,846
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $17,842,597)			19,828,626
Common Stocks - 14.5%
	Shares
CONSUMER DISCRETIONARY - 0.8%
Household Durables - 0.8%
Stanley Martin Communities LLC Class B (a)(i)	6,300	9,783,585
FINANCIALS - 13.7%
Capital Markets - 0.0%
Ellington Financial LLC	26,300	524,948
Real Estate Investment Trusts - 13.4%
Acadia Realty Trust (SBI)	148,944	4,770,676
Alexandria Real Estate Equities, Inc.	53,935	4,786,192
American Campus Communities, Inc.	88,100	3,643,816
American Realty Capital Properties, Inc.	31,100	281,455
American Tower Corp.	6,400	632,640
Annaly Capital Management, Inc.	26,800	289,708
Anworth Mortgage Asset Corp.	63,600	333,900
Apartment Investment & Management Co. Class A	44,000	1,634,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Arbor Realty Trust, Inc.	48,800	$ 330,376
Ashford Hospitality Prime, Inc.	44,300	760,188
AvalonBay Communities, Inc.	20,809	3,399,983
Boston Properties, Inc.	57,601	7,412,673
CBL & Associates Properties, Inc.	84,770	1,646,233
Cedar Shopping Centers, Inc.	152,023	1,115,849
Chambers Street Properties	49,691	400,509
Chatham Lodging Trust	10,400	301,288
Cousins Properties, Inc.	82,500	942,150
CYS Investments, Inc.	77,580	676,498
DCT Industrial Trust, Inc.	105,975	3,779,069
Digital Realty Trust, Inc.	71,800	4,760,340
Douglas Emmett, Inc.	21,300	604,920
Duke Realty LP	109,200	2,205,840
Dynex Capital, Inc.	68,000	561,000
EastGroup Properties, Inc.	3,100	196,292
Equity Lifestyle Properties, Inc.	115,033	5,929,951
Equity Residential (SBI)	45,713	3,284,022
Essex Property Trust, Inc.	29,472	6,088,915
Excel Trust, Inc.	106,028	1,419,715
Extra Space Storage, Inc.	74,200	4,351,088
Federal Realty Investment Trust (SBI)	32,946	4,396,973
FelCor Lodging Trust, Inc.	267,400	2,893,268
First Potomac Realty Trust	45,500	562,380
Five Oaks Investment Corp.	2,900	31,320
Gramercy Property Trust, Inc.	83,200	574,080
Hatteras Financial Corp.	27,700	510,511
HCP, Inc.	148,213	6,525,818
Health Care REIT, Inc.	22,775	1,723,384
Highwoods Properties, Inc. (SBI)	4,900	216,972
Host Hotels & Resorts, Inc.	71,581	1,701,480
Kite Realty Group Trust	74,783	2,149,263
LaSalle Hotel Properties (SBI)	45,621	1,846,282
Lexington Corporate Properties Trust	150,500	1,652,490
LTC Properties, Inc.	14,500	625,965
MFA Financial, Inc.	577,766	4,616,350
Mid-America Apartment Communities, Inc.	22,800	1,702,704
Monmouth Real Estate Investment Corp. Class A	15,500	171,585
National Retail Properties, Inc.	9,300	366,141
New Senior Investment Group, Inc.	49,732	818,091
New York (REIT), Inc.	58,500	619,515
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Newcastle Investment Corp.	48,332	$ 217,011
NorthStar Realty Finance Corp.	10,500	184,590
Piedmont Office Realty Trust, Inc. Class A	145,970	2,750,075
Post Properties, Inc.	50,700	2,979,639
Potlatch Corp.	11,800	494,066
Prologis, Inc.	55,568	2,391,091
Public Storage	22,584	4,174,652
Ramco-Gershenson Properties Trust (SBI)	16,800	314,832
Redwood Trust, Inc.	5,300	104,410
RLJ Lodging Trust	6,900	231,357
Sabra Health Care REIT, Inc.	30,900	938,433
Select Income (REIT)	21,266	519,103
Senior Housing Properties Trust (SBI)	169,100	3,738,801
Simon Property Group, Inc.	91,773	16,712,781
SL Green Realty Corp.	49,719	5,917,555
Store Capital Corp.	17,800	384,658
Sun Communities, Inc.	20,650	1,248,499
Sunstone Hotel Investors, Inc.	73,200	1,208,532
Tanger Factory Outlet Centers, Inc.	9,800	362,208
Taubman Centers, Inc.	51,400	3,927,988
Terreno Realty Corp.	93,767	1,934,413
Two Harbors Investment Corp.	60,600	607,212
UDR, Inc.	135,800	4,185,356
Ventas, Inc.	68,147	4,886,140
Vornado Realty Trust	12,647	1,488,678
Washington Prime Group, Inc.	172,961	2,978,388
Washington REIT (SBI)	8,500	235,110
Weyerhaeuser Co.	26,000	933,140
WP Carey, Inc.	24,600	1,724,460
		168,017,636
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	125,331	2,669,550
Kennedy-Wilson Holdings, Inc.	28,000	708,400
		3,377,950
TOTAL FINANCIALS		171,920,534
TOTAL COMMON STOCKS (Cost $161,210,915)		181,704,119
Preferred Stocks - 2.1%
	Shares	Value
Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Excel Trust, Inc. 7.00% (a)(e)	43,800	$ 1,144,275
Health Care REIT, Inc. Series I, 6.50% (a)	3,800	250,919
Lexington Corporate Properties Trust Series C, 6.50% (a)	15,900	763,200
		2,158,394
Nonconvertible Preferred Stocks - 1.9%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	19,838	507,853
FINANCIALS - 1.9%
Real Estate Investment Trusts - 1.9%
AG Mortgage Investment Trust, Inc.:
8.00%	20,279	489,738
8.25%	500	12,450
American Capital Agency Corp. Series B, 7.75%	8,000	200,240
American Capital Mortgage Investment Corp. Series A, 8.125%	6,200	154,442
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	8
Series B, 9.25% (a)	233,544	23
American Homes 4 Rent:
Series A, 5.00%	21,500	530,620
Series B, 5.00%	1,300	32,058
Series C, 5.50%	17,892	441,038
American Realty Capital Properties, Inc. Series F, 6.70%	27,327	624,422
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	910,976
Series C, 7.625%	2,324	57,961
Series D, 7.50%	13,671	339,724
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,058,763
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	344,368
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	281,159
Arbor Realty Trust, Inc.:
7.375%	12,320	301,840
Series A, 8.25%	8,989	224,635
Armour Residential REIT, Inc. Series B, 7.875%	5,645	135,536
Campus Crest Communities, Inc. Series A, 8.00%	2,396	60,834
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.:
Series D, 7.375%	10,347	$ 260,744
Series E, 6.625%	3,000	75,360
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	319,854
Chesapeake Lodging Trust Series A, 7.75%	4,050	105,867
Coresite Realty Corp. Series A, 7.25%	14,176	360,779
CYS Investments, Inc. Series A, 7.75%	2,162	52,645
DDR Corp.:
Series J, 6.50%	13,519	344,329
Series K, 6.25%	5,623	140,687
Digital Realty Trust, Inc. Series G, 5.875%	6,286	144,704
Dynex Capital, Inc.:
Series A, 8.50%	20,755	518,252
Series B, 7.625%	10,545	255,189
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	785,712
Essex Property Trust, Inc. Series H, 7.125%	1,900	49,609
Excel Trust, Inc. Series B, 8.125%	24,000	636,960
First Potomac Realty Trust 7.75%	22,008	560,324
General Growth Properties, Inc. Series A, 6.375%	3,847	96,406
Glimcher Realty Trust:
6.875%	702	17,978
Series G, 8.125%	3,562	89,228
Series H, 7.50%	2,898	75,290
Hatteras Financial Corp. Series A, 7.625%	16,340	388,075
Hudson Pacific Properties, Inc. 8.375%	11,698	306,359
Inland Real Estate Corp. Series B, 6.95%	9,000	228,330
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	6,507	156,103
Series B, 7.75%	19,100	434,907
iStar Financial, Inc.:
Series E, 7.875%	3,811	94,132
Series F, 7.80%	17,116	421,909
Series G, 7.65%	6,000	145,500
Kite Realty Group Trust 8.25%	900	23,472
LaSalle Hotel Properties Series I, 6.375%	4,963	125,311
LBA Realty Fund II Series B, 7.625%	27,795	632,336
MFA Financial, Inc.:
8.00%	11,262	294,839
Series B, 7.50%	64,227	1,573,562
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Retail Properties, Inc.:
5.70%	7,472	$ 181,196
Series D, 6.625%	3,500	89,040
New York Mortgage Trust, Inc. Series B, 7.75%	8,886	218,596
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	198,816
Series C, 8.875%	10,582	271,534
Series D, 8.50%	8,486	212,659
Series E, 8.75%	13,700	345,651
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	295,665
Series B, 8.00%	7,600	200,184
Series C, 6.50%	7,058	178,567
Pennsylvania (REIT) 7.375%	4,082	104,499
Prologis, Inc. Series Q, 8.54%	3,700	228,013
PS Business Parks, Inc.:
Series S, 6.45%	1,800	46,152
Series T, 6.00%	5,100	125,970
Series U, 5.75%	6,700	158,991
Public Storage 6.375%	4,000	104,800
RAIT Financial Trust:
7.125%	12,402	302,113
7.625%	7,660	178,708
Regency Centers Corp. Series 6, 6.625%	2,300	58,213
Saul Centers, Inc. Series C, 6.875%	14,926	401,808
Senior Housing Properties Trust 5.625%	7,800	187,902
Stag Industrial, Inc. Series A, 9.00%	40,000	1,101,200
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	258,155
Series C, 7.125%	6,788	171,736
Sun Communities, Inc. Series A, 7.125%	15,940	409,339
Taubman Centers, Inc. Series K, 6.25%	4,319	107,932
Terreno Realty Corp. Series A, 7.75%	5,000	128,300
UMH Properties, Inc. Series A, 8.25%	14,000	369,880
Urstadt Biddle Properties, Inc. 6.75%	6,500	167,180
Weingarten Realty Investors (SBI) Series F, 6.50%	6,320	160,338
Wells Fargo Real Estate Investment Corp. 6.375% (a)	7,000	177,450
		23,056,174
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	$ 189,829
TOTAL FINANCIALS		23,246,003
TOTAL NONCONVERTIBLE PREFERRED STOCKS		23,753,856
TOTAL PREFERRED STOCKS (Cost $33,197,435)		25,912,250
Bank Loan Obligations - 1.0%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (f)	$ 317,148	295,081
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (f)	164,175	149,399
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (f)	162,741	161,114
Cooper Hotel Group 12% 11/6/17	993,617	1,043,298
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (f)	20,000	19,850
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (f)	565,238	558,879
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (f)	174,448	172,703
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (f)	44,773	44,102
		2,444,426
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (f)	325,167	317,037
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (f)	279,300	277,205
TOTAL CONSUMER DISCRETIONARY		3,038,668
Bank Loan Obligations - continued
	Principal Amount (d)	Value
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B 3LN, term loan 4% 8/25/19 (f)	$ 240,000	$ 235,200
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (f)	160,000	160,000
FINANCIALS - 0.6%
Diversified Financial Services - 0.2%
Blackstone 9.98% 10/1/17	2,932,339	2,932,339
Real Estate Management & Development - 0.3%
CBRE Group, Inc. Tranche B, term loan 2.9058% 3/28/21 (f)	83,513	83,095
CityCenter 8.74% 7/10/15 (f)	2,067,092	2,067,092
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (f)	14,204	14,062
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (f)	1,241,227	1,216,402
		3,380,651
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (f)	552,161	516,270
TOTAL FINANCIALS		6,829,260
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (f)	65,871	65,542
Tranche E, term loan 3.4856% 1/25/17 (f)	24,714	24,529
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (f)	620,000	617,675
		707,746
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.0%
Pilot Travel Centers LLC Tranche B, term loan 4.25% 10/3/21 (f)	500,000	501,250
Bank Loan Obligations - continued
	Principal Amount (d)	Value
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (f)	$ 630,328	$ 630,328
TOTAL INDUSTRIALS		1,131,578
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (f)	89,550	87,516
UTILITIES - 0.0%
Electric Utilities - 0.0%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (f)	427,283	416,601
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (f)	100,000	99,000
		515,601
TOTAL BANK LOAN OBLIGATIONS (Cost $12,797,400)		12,705,569
Equity Funds - 22.7%
	Shares
Fidelity Commodity Strategy Central Fund (g) (Cost $432,801,364)	35,961,585	283,377,288
Fixed-Income Funds - 25.5%

Fidelity Floating Rate Central Fund (g) (Cost $312,362,656)	3,044,605	318,313,453
Preferred Securities - 0.0%
	Principal Amount (d)	Value
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e) (Cost $594,368)	$ 500,000	$ 250
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $24,790,812)	24,790,812	24,790,812
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,378,024,406)		1,249,784,427
NET OTHER ASSETS (LIABILITIES) - 0.0%		(406,335)
NET ASSETS - 100%		$ 1,249,378,092
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,766,789 or 2.1% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,783,585 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$ 5,455,789
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,610
Fidelity Commodity Strategy Central Fund	138,230
Fidelity Floating Rate Central Fund	3,901,918
Fidelity Securities Lending Cash Central Fund	143
Total	$ 4,043,901
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 276,896,754	$ 43,084,710	$ -	$ 283,377,288	85.5%
Fidelity Floating Rate Central Fund	320,800,994	5,492,475	-	318,313,453	13.7%
Total	$ 597,697,748	$ 48,577,185	$ -	$ 601,690,741
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,291,438	$ 507,853	$ -	$ 9,783,585
Financials	197,324,931	194,938,493	2,386,407	31
Corporate Bonds	23,934,547	-	23,349,299	585,248
U.S. Government and Government Agency Obligations	349,989,519	-	349,989,519	-
Asset-Backed Securities	8,858,024	-	6,109,830	2,748,194
Collateralized Mortgage Obligations	369,970	-	369,970	-
Commercial Mortgage Securities	19,828,626	-	16,192,065	3,636,561
Bank Loan Obligations	12,705,569	-	9,561,267	3,144,302
Equity Funds	283,377,288	283,377,288	-	-
Fixed-Income Funds	318,313,453	318,313,453	-	-
Preferred Securities	250	-	-	250
Money Market Funds	24,790,812	24,790,812	-	-
Total Investments in Securities:	$ 1,249,784,427	$ 821,927,899	$ 407,958,357	$ 19,898,171
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 27,490,691
Net Realized Gain (Loss) on Investment Securities	1,187,695
Net Unrealized Gain (Loss) on Investment Securities	1,394,073
Cost of Purchases	2,356
Proceeds of Sales	(7,299,329)
Amortization/Accretion	173,846
Transfers into Level 3	1,240,944
Transfers out of Level 3	(4,292,105)
Ending Balance	$ 19,898,171
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2014	$ 990,660

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,384,759,220. Net unrealized depreciation aggregated $134,974,793, of which $47,290,442 related to appreciated investment securities and $182,265,235 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligation, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 12/31/14	Valuation Technique (s)	Unobservable Input	Amount or Range /Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 2,748,194	Discounted cash flow	Yield	0.1% - 10.0%/ 1.7%	Decrease
		Expected distribution	Recovery rate	0.00%	Increase
Bank Loan Obligations	$ 3,110,390	Discounted cash flow	Yield	8.8% - 10.2%/ 9.3%	Decrease
Corporate Bonds	$ 585,248	Discounted cash flow	Discount rate	20.00%	Decrease
		Expected distribution	Recovery rate	0.00%	Increase
Equities	$ 9,783,616	Adjusted book value	Book value multiple	1.3	Increase
		Last transaction price	Transaction price	$0.00	Increase
Preferred Securities	$ 250	Expected distribution	Recovery rate	0.10%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 2, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 2, 2015